Restricted Bank Deposits and Short-term Bank Deposits	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Restricted Bank Deposits and Short-term Bank Deposits
31	RESTRICTED BANK DEPOSITS AND SHORT-TERM BANK DEPOSITS

	2019 RMB million	2018 RMB million
Restricted bank deposits	6	16